SUBSEQUENT EVENTS - Dividends - General information (Details)	12 Months Ended
	Dec. 31, 2019 installment $ / shares shares	Dec. 31, 2018 installment $ / shares shares	Dec. 31, 2017 installment $ / shares shares	Dec. 31, 2016 installment $ / shares shares
Disclosure of non-adjusting events after reporting period [abstract]
Cash dividends declared	$ 60	$ 60.00	$ 48.00	$ 58.80
Number of installments dividends payable | installment	12	12	12	12
Cash dividend declared, per installment	$ 5.00	$ 5.00	$ 4.00	$ 4.90
Total shares outstanding | shares	22,281,017,159	22,281,017,159	22,281,017,159	22,281,017,159